Condensed Statements of Mezzanine and Stockholders' Equity - USD ($)	Mezzanine Equity. Series A-1 Preferred Stock	Mezzanine Equity. Series B Preferred Stock	Mezzanine Equity.	Common Stock	Additional Paid-in Capital Series A-1 Preferred Stock	Additional Paid-in Capital	Accumulated Deficit Series A-1 Preferred Stock	Accumulated Deficit Series B Preferred Stock	Accumulated Deficit	Series A-1 Redeemable Convertible Preferred Stock	Series A-1 Preferred Stock	Series B Preferred Stock	Total
Balance at the beginning at Dec. 31, 2018										$ 26,024,820
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend related to preferred stock										3,076,566
Issuance Costs										(5,270)
Balance at the end at Dec. 31, 2019			$ 29,096,000							29,096,116			$ 29,096,116
Balance at the beginning at Dec. 31, 2018				$ 716					$ (4,043,085)				(4,042,369)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(9,208,432)				(9,208,432)
Issuance Costs						$ (5,270)							(5,270)
Deemed dividend related to preferred stock						(131,607)			(2,944,959)				(3,076,566)
Stock options exercised				5		7,819							7,824
Stock-based compensation expense						118,518							118,518
Balance at the end at Dec. 31, 2019				721					(16,196,476)				(16,195,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Redemption of preferred stock											$ 3,071,000
Deemed dividend related to preferred stock	$ (3,071,000)
Balance at the end at Sep. 30, 2020			26,025,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(9,400,000)				(9,400,000)
Deemed dividend related to preferred stock							$ (3,071,000)				(3,071,000)
Stock options exercised						20,000							20,000
Stock-based compensation expense						131,000							131,000
Balance at the end at Sep. 30, 2020				1,000		151,000			(22,525,000)				(22,373,000)
Balance at the beginning at Dec. 31, 2019			29,096,000							29,096,116			29,096,116
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend related to preferred stock										80,086,341
Balance at the end at Dec. 31, 2020			109,183,000							109,182,457	109,183,000		109,182,457
Balance at the beginning at Dec. 31, 2019				721					(16,196,476)				(16,195,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(14,374,864)				(14,374,864)
Beneficial Conversion feature on convertible debt						5,125,000							5,125,000
Deemed dividend related to preferred stock						(5,346,314)			(74,740,027)				(80,086,341)
Stock options exercised				35		23,151							23,186
Stock-based compensation expense						182,374							182,374
Balance at the end at Dec. 31, 2020				756					(105,312,000)				(105,310,611)
Balance at the beginning at Jun. 30, 2020			26,025,000
Balance at the end at Sep. 30, 2020			26,025,000
Balance at the beginning at Jun. 30, 2020				1,000		84,000			(19,522,000)				(19,437,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(3,003,000)				(3,003,000)
Stock options exercised						18,000							18,000
Stock-based compensation expense						49,000							49,000
Balance at the end at Sep. 30, 2020				1,000		151,000			(22,525,000)				(22,373,000)
Balance at the beginning at Dec. 31, 2020			109,183,000							$ 109,182,457	109,183,000		109,182,457
Increase (Decrease) in Temporary Equity [Roll Forward]
Redemption of preferred stock	(6,041,000)
Deemed dividend related to preferred stock	183,026,000	$ 83,746,000
Issuance of preferred stock		140,439,000
Balance at the end at Sep. 30, 2021			510,353,000								286,167,000	$ 224,186,000
Balance at the beginning at Dec. 31, 2020				756					(105,312,000)				(105,310,611)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(24,864,000)				(24,864,000)
Beneficial Conversion feature on convertible debt						4,875,000							4,875,000
Deemed dividend related to preferred stock					$ (5,967,000)		(177,059,000)	$ (83,746,000)			(183,026,000)	(83,746,000)
Warrants exercised						15,000							15,000
Stock options exercised						102,000							102,000
Stock-based compensation expense						975,000							975,000
Balance at the end at Sep. 30, 2021				1,000					(390,981,000)				(390,980,000)
Balance at the end at Jun. 30, 2021			463,363,000
Balance at the end at Jun. 30, 2021				1,000					(336,331,000)				(336,330,000)
Balance at the end at Sep. 30, 2021			510,353,000								286,167,000	224,186,000
Balance at the end at Sep. 30, 2021				1,000					(390,981,000)				(390,980,000)
Balance at the end at Jun. 30, 2021			463,363,000
Balance at the end at Jun. 30, 2021				1,000					(336,331,000)				(336,330,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend related to preferred stock	$ 36,018,000	$ 10,972,000
Balance at the end at Sep. 30, 2021			$ 510,353,000								286,167,000	224,186,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(8,450,000)				(8,450,000)
Deemed dividend related to preferred stock					$ (790,000)		$ (35,228,000)	$ (10,972,000)			$ (36,018,000)	$ (10,972,000)
Stock options exercised						32,000							32,000
Stock-based compensation expense						$ 758,000							758,000
Balance at the end at Sep. 30, 2021				$ 1,000					$ (390,981,000)				$ (390,980,000)